JOHCM EMERGING MARKETS OPPORTUNITIES FUND

JOHCM GLOBAL EQUITY FUND

JOHCM INTERNATIONAL SELECT FUND

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

JOHCM ASIA EX-JAPAN EQUITY FUND

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

JOHCM US SMALL MID CAP EQUITY FUND

JOHCM INTERNATIONALL OPPORTUNITIES FUND

(“JOHCM Funds”)

A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated April 7, 2017

to the Statement of Additional Information dated January 28, 2017

Advisers Investment Trust (the “Trust) was established as an open-end investment company under the laws of Ohio by an Agreement of Declaration of Trust dated March 1, 2011 and commenced operations on December 20, 2011. At a Meeting of the Board of Trustees of the Trust (the “Board”) held on March 8-9, 2017, the Board approved the conversion of the Trust from an Ohio business trust to a Delaware statutory trust.

In connection with these changes, the following amendment is being made to the Statement of Additional Information:

On page 1, the first paragraph under the section titled “Description of the Trust and the Fund” is revised as follows:

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 31, 2017. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. The Trust is an open-end investment company. The Trust Agreement permits the Board of Trustees (“Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series. This Statement of Additional Information relates to the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, JOHCM Asia Ex-Japan Equity Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM US Small Mid Cap Equity Fund and JOHCM International Opportunities Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Trust. The investment adviser to each of the Funds is J O Hambro Capital Management Limited (the “Adviser”).

This Supplement and the prospectus and Statement of Additional Information dated January 28, 2017 provide the information a prospective investor ought to know before investing and should be retained for future reference.

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